Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Net Intangible Assets

	As of December 31,
	2011	2010
Contracts and customer relationships	$104,700	$104,700
Rights-of-way	4,552	4,552

Total intangible assets	109,252	109,252
Accumulated amortization	(38,587)	(32,302)

Intangible assets, net	$70,665	$76,950

Summary Of Estimated Aggregate Amortization Expenses For Futures Years

Year	Amortization Expense
2012	5,718
2013	5,499
2014	5,346
2015	5,233
2016	5,127
Thereafter	43,742

Total	$70,665